Commitments and Contingencies (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 11, 2022	Feb. 11, 2022	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Loss Contingencies [Line Items]
Deferred underwriter commission			$ 4,025,000	$ 4,025,000	$ 4,025,000
Over-Allotment Option [Member] | Underwriters [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction	1,500,000	1,500,000
Underwriting discount per unit			$ 0.20	$ 0.20
Underwriting discount			$ 2,000,000	$ 2,000,000
Aggregate amonunt of underwriting discount			2,300,000	2,300,000
Reimburse of offering expense			$ 500,000	$ 500,000
Underwriter deferred fee in unit			$ 0.35	$ 0.35
Deferred underwriter commission			$ 3,500,000	$ 3,500,000
Aggregate amount of deferred fees			$ 4,025,000	$ 4,025,000
Sale of stock, price per share	$ 10.00	$ 10.00
Proceeds from over-allotment option	$ 15,000,000	$ 15,000,000
Over-Allotment Option [Member] | Underwriters [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction			1,500,000	1,500,000